UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Semiannual Report

February 29, 2016

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	6	An example of shareholder expenses.

Investments	7	A complete list of each fund’s investments with their market values.

Financial Statements	30	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	37	Notes to the financial statements.

Report of Independent Registered Public Accounting Firm	41

Proxy Voting Results	42

Board Approval of Investment Advisory Contracts and Management Fees	43

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2016 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® Corporate Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 29, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Corporate Bond ETF – NAV	-3.93%	-0.86%
Fidelity Corporate Bond ETF – Market Price	-4.64%	-1.06%
Barclays® U.S. Credit Bond Index	-1.20%	1.11%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Corporate Bond ETF – NAV	-0.63%	1.59%
Fidelity Corporate Bond ETF – Market Price	-1.04%	1.40%
Barclays® U.S. Credit Bond Index	0.93%	2.76%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

As of February 29, 2016

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

As of February 29, 2016

3	Semiannual Report

Fidelity® Limited Term Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 29, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Limited Term Bond ETF – NAV	1.26%	1.52%
Fidelity Limited Term Bond ETF – Market Price	1.54%	1.73%
Barclays U.S. 1-5 Year Government/Credit Bond Index	1.48%	1.62%
Fidelity Limited Term Composite IndexSM	1.09%	1.38%
Barclays U.S. 1-5 Year Credit Bond Index	0.92%	1.28%
Barclays U.S. 1-5 Year Government Bond Index	1.77%	1.80%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Limited Term Bond ETF – NAV	1.97%	2.18%
Fidelity Limited Term Bond ETF – Market Price	1.80%	2.26%
Barclays U.S. 1-5 Year Government/Credit Bond Index	1.62%	1.89%
Fidelity Limited Term Composite IndexSM	1.64%	1.93%
Barclays U.S. 1-5 Year Credit Bond Index	1.65%	1.95%
Barclays U.S. 1-5 Year Government Bond Index	1.60%	1.86%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

As of February 29, 2016

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

As of February 29, 2016

Semiannual Report	4

Fidelity® Total Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended February 29, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Total Bond ETF – NAV	-2.10%	0.14%
Fidelity Total Bond ETF – Market Price	-1.91%	0.23%
Barclays U.S. Aggregate Bond Index	1.50%	2.81%
Barclays U.S. Universal Bond Index	0.94%	2.21%

Average annual total returns represent just that – the average return on an annual basis for Fidelity Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended March 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity Total Bond ETF – NAV	-0.29%	1.56%
Fidelity Total Bond ETF – Market Price	-0.62%	1.47%
Barclays U.S. Aggregate Bond Index	1.96%	3.28%
Barclays U.S. Universal Bond Index	1.75%	2.92%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 6, 2014.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary (Unaudited)

Quality Diversification (% of fund’s net assets)

As of February 29, 2016

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund’s net assets)

As of February 29, 2016

5	Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During PeriodB September 1, 2015 to February 29, 2016
Fidelity Corporate Bond ETF	.45%
Actual		$1,000.00	$990.50	$2.23
HypotheticalC		$1,000.00	$1,022.63	$2.26
Fidelity Limited Term Bond ETF	.45%
Actual		$1,000.00	$1,009.00	$2.25
HypotheticalC		$1,000.00	$1,022.63	$2.26
Fidelity Total Bond ETF	.45%
Actual		$1,000.00	$993.70	$2.23
HypotheticalC		$1,000.00	$1,022.63	$2.26

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	6

Fidelity Corporate Bond ETF

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds – 89.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 9.2%
Automobiles – 0.8%
General Motors Co.:
5.20% 4/1/45	$200,000	$172,811
6.60% 4/1/36	13,000	13,362
6.75% 4/1/46	22,000	23,002

		209,175

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	12,000	11,924

Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp.:
2.75% 12/9/20	6,000	6,174
3.70% 1/30/26	15,000	15,657
4.70% 12/9/35	8,000	8,281
4.875% 12/9/45	12,000	12,609
6.30% 3/1/38	200,000	240,076

		282,797

Household Durables – 1.0%
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	246,075

Media – 6.3%
Comcast Corp. 4.50% 1/15/43	306,000	314,186
Discovery Communications LLC 4.875% 4/1/43	255,000	204,185
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	81,720
5.85% 5/1/17	765,000	794,370
6.20% 3/15/40	221,000	234,508

		1,628,969

TOTAL CONSUMER DISCRETIONARY		2,378,940

CONSUMER STAPLES – 4.0%
Beverages – 2.4%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	65,000	67,040
4.70% 2/1/36	57,000	59,770
4.90% 2/1/46	65,000	69,674
Constellation Brands, Inc. 3.75% 5/1/21	425,000	434,562

		631,046

Food & Staples Retailing – 0.9%
CVS Health Corp.:
1.90% 7/20/18	27,000	27,109
2.80% 7/20/20	26,000	26,625
3.50% 7/20/22	15,000	15,668
4.875% 7/20/35	150,000	161,172

		230,574

Food Products – 0.2%
The JM Smucker Co. 2.50% 3/15/20	47,000	47,395

	Principal Amount	Value
Tobacco – 0.5%
Reynolds American, Inc.:
3.25% 6/12/20	$7,000	$7,280
4.00% 6/12/22	10,000	10,796
4.45% 6/12/25	48,000	52,132
5.70% 8/15/35	8,000	9,033
5.85% 8/15/45	34,000	39,912

		119,153

TOTAL CONSUMER STAPLES		1,028,168

ENERGY – 14.5%
Energy Equipment & Services – 2.3%
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	400,000	212,000
Ensco PLC:
5.20% 3/15/25	16,000	8,160
5.75% 10/1/44	16,000	7,536
Halliburton Co. 3.375% 11/15/22	150,000	147,828
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	216,784

		592,308

Oil, Gas & Consumable Fuels – 12.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	374,000	379,995
Apache Corp. 4.25% 1/15/44	125,000	89,529
Canadian Natural Resources Ltd. 3.90% 2/1/25	172,000	133,459
Cenovus Energy, Inc. 5.70% 10/15/19	27,000	23,827
Chesapeake Energy Corp. 6.125% 2/15/21	289,000	60,690
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	199,035
Exxon Mobil Corp. 4.114% 3/1/46	130,000	130,000
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	221,961
Noble Energy, Inc. 5.05% 11/15/44	200,000	147,141
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	306,000	229,500
Petroleos Mexicanos:
5.50% 6/27/44	200,000	153,660
5.625% 1/23/46 (a)	165,000	128,081
6.875% 8/4/26 (a)	75,000	77,663
Phillips 66 Co. 4.875% 11/15/44	170,000	153,040
Shell International Finance BV:
3.25% 5/11/25	200,000	194,848
4.125% 5/11/35	200,000	185,354
Southwestern Energy Co. 4.95% 1/23/25	100,000	57,500
The Williams Companies., Inc. 5.75% 6/24/44	255,000	167,025

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity Corporate Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Weatherford International Ltd. 5.95% 4/15/42	$221,000	$129,285
Williams Partners LP 3.35% 8/15/22	425,000	314,606

		3,176,199

TOTAL ENERGY		3,768,507

FINANCIALS – 47.5%
Banks – 16.9%
Bank of America Corp.:
4.20% 8/26/24	255,000	255,296
4.25% 10/22/26	40,000	39,622
4.45% 3/3/26	29,000	29,000
Barclays PLC 2.75% 11/8/19	200,000	196,396
BPCE S.A. 5.15% 7/21/24 (a)	224,000	220,214
CIT Group, Inc. 3.875% 2/19/19	425,000	422,875
Citigroup, Inc. 4.40% 6/10/25	400,000	398,834
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	150,709
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/1/23	256,000	261,136
Discover Bank 3.20% 8/9/21	256,000	254,279
Fifth Third Bancorp 8.25% 3/1/38	170,000	239,399
JPMorgan Chase & Co.:
4.125% 12/15/26	300,000	304,358
4.95% 6/1/45	200,000	202,297
Regions Bank 7.50% 5/15/18	512,000	564,346
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	240,000	229,880
6.00% 12/19/23	408,000	412,169
Wells Fargo & Co. 4.65% 11/4/44	200,000	195,669

		4,376,479

Capital Markets – 3.2%
Goldman Sachs Group, Inc.:
3.75% 5/22/25	150,000	151,920
3.85% 7/8/24	255,000	260,724
Morgan Stanley 4.875% 11/1/22	408,000	430,164

		842,808

Consumer Finance – 5.7%
Ally Financial, Inc. 4.75% 9/10/18	408,000	415,650
Discover Financial Services 5.20% 4/27/22	391,000	411,164
Ford Motor Credit Co. LLC 5.875% 8/2/21	352,000	388,329
Synchrony Financial 3.00% 8/15/19	255,000	255,408

		1,470,551

	Principal Amount	Value
Diversified Financial Services – 4.0%
Aon PLC 4.75% 5/15/45	$161,000	$158,638
Intercontinental Exchange, Inc.:
2.75% 12/1/20	10,000	10,165
3.75% 12/1/25	18,000	18,535
Janus Capital Group, Inc. 4.875% 8/1/25	84,000	88,309
McGraw Hill Financial, Inc.:
3.30% 8/14/20	145,000	148,615
4.00% 6/15/25	162,000	164,375
Moody’s Corp. 4.50% 9/1/22	408,000	443,611

		1,032,248

Insurance – 6.5%
ACE INA Holdings, Inc.:
2.875% 11/3/22	19,000	19,340
3.35% 5/3/26	15,000	15,357
American International Group, Inc. 3.30% 3/1/21	13,000	13,143
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	414,236
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	249,033
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	56,325
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	304,441
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	32,045
Unum Group 4.00% 3/15/24	255,000	253,956
Voya Financial, Inc.:
5.50% 7/15/22	221,000	245,169
5.70% 7/15/43	64,000	71,142

		1,674,187

Real Estate Investment Trusts (REITs) – 4.5%
DDR Corp.:
3.50% 1/15/21	255,000	257,971
7.50% 4/1/17	374,000	394,733
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	257,645
Lexington Realty Trust 4.40% 6/15/24	255,000	257,844

		1,168,193

Real Estate Management & Development – 6.7%
Corporate Office Properties LP:
3.60% 5/15/23	169,000	157,370
3.70% 6/15/21	425,000	420,184
Essex Portfolio LP 5.50% 3/15/17	391,000	405,647
Liberty Property LP 4.40% 2/15/24	238,000	247,311
Mack-Cali Realty LP 4.50% 4/18/22	255,000	248,270
Ventas Realty LP 3.75% 5/1/24	255,000	254,793

		1,733,575

TOTAL FINANCIALS		12,298,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – 2.6%
Health Care Equipment & Supplies – 0.6%
Becton Dickinson & Co.:
3.734% 12/15/24	$134,000	$138,643
4.685% 12/15/44	12,000	12,387

		151,030

Health Care Providers & Services – 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	9,000	9,003
UnitedHealth Group, Inc.:
3.75% 7/15/25	150,000	159,618
4.625% 7/15/35	21,000	22,549
4.75% 7/15/45	52,000	56,878

		248,048

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	84,001

Pharmaceuticals – 0.7%
AbbVie, Inc. 3.20% 11/6/22	32,000	32,277
Actavis Funding SCS 4.55% 3/15/35	157,000	157,801

		190,078

TOTAL HEALTH CARE		673,157

INDUSTRIALS – 1.6%
Trading Companies & Distributors – 1.6%
Air Lease Corp. 3.875% 4/1/21	425,000	411,188

INFORMATION TECHNOLOGY – 0.5%
Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co. 4.40% 10/15/22 (a)	140,000	136,804

MATERIALS – 2.4%
Chemicals – 0.9%
Monsanto Co. 4.20% 7/15/34	255,000	228,450

Metals & Mining – 1.5%
Anglo American Capital PLC 3.625% 5/14/20 (a)	32,000	25,440
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	194,250
Freeport-McMoRan, Inc.:
2.30% 11/14/17	28,000	25,620
5.45% 3/15/43	255,000	147,900

		393,210

TOTAL MATERIALS		621,660

TELECOMMUNICATION SERVICES – 4.7%
Diversified Telecommunication Services – 3.8%
AT&T, Inc.:
4.50% 5/15/35	115,000	105,586

	Principal Amount	Value
AT&T, Inc.: – continued
4.75% 5/15/46	$62,000	$56,400
5.55% 8/15/41	221,000	217,134
Verizon Communications, Inc.:
6.40% 9/15/33	204,000	237,756
6.55% 9/15/43	300,000	363,784

		980,660

Media – 0.9%
21st Century Fox America, Inc. 6.15% 2/15/41	221,000	238,273

TOTAL TELECOMMUNICATION SERVICES		1,218,933

UTILITIES – 2.3%
Electric Utilities – 1.1%
Exelon Corp. 3.95% 6/15/25 (a)	30,000	30,372
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	138,753
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	51,805
Puget Energy, Inc. 3.65% 5/15/25	78,000	78,636

		299,566

Multi-Utilities – 1.2%
DPL, Inc. 7.25% 10/15/21	306,000	300,645

TOTAL UTILITIES		600,211

TOTAL NONCONVERTIBLE BONDS (Cost $24,843,706)		23,135,609

Municipal Securities – 1.8%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $457,779)	425,000	459,387

U.S. Treasury Obligations – 1.6%

U.S. Treasury Bonds 3.00% 11/15/45 (Cost $393,293)	391,000	422,570

Foreign Government and Government Agency Obligations – 1.4%

Banco Nacional de Desenvolvimento Economico e Social 4.00% 4/14/19 (a) (Cost $384,000)	384,000	353,280

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Fidelity Corporate Bond ETF

Investments – continued

Money Market Funds – 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (c) (Cost $1,446,371)	1,446,371	$1,446,371

TOTAL INVESTMENT PORTFOLIO – 99.7% (Cost $27,525,149)		25,817,217

NET OTHER ASSETS (LIABILITIES) – 0.3%		86,325

NET ASSETS – 100%		$25,903,542

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,877,623 or 7.2% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$877

Other Information

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$23,135,609	$—	$23,135,609	$—
Municipal Securities	459,387	—	459,387	—
U.S. Treasury Obligations	422,570	—	422,570	—
Foreign Government and Government Agency Obligations	353,280	—	353,280	—
Money Market Funds	1,446,371	1,446,371	—	—

Total Investments in Securities:	$25,817,217	$1,446,371	$24,370,846	$—

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
United Kingdom	4.0%
Netherlands	2.5%
Luxembourg	1.5%
Canada	1.5%
Brazil	1.4%
Mexico	1.4%
Others (Individually Less Than 1%)	2.1%

99.7%

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Fidelity Limited Term Bond ETF

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds – 70.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.0%
Automobiles – 0.7%
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	$400,000	$394,961
1.875% 1/11/18 (a)	302,000	301,269
2.45% 5/18/20 (a)	1,000,000	991,810
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	189,644
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	241,946

		2,119,630

Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp.:
2.10% 12/7/18	75,000	75,969
2.75% 12/9/20	3,035,000	3,123,170
Starbucks Corp. 0.875% 12/5/16	82,000	81,983

		3,281,122

Household Durables – 0.0%
DR Horton, Inc. 3.75% 3/1/19	72,000	73,260

Internet & Catalog Retail – 0.8%
Amazon.com, Inc. 2.60% 12/5/19	2,500,000	2,564,367

Media – 4.4%
CBS Corp. 2.30% 8/15/19	2,000,000	2,009,688
CCO Safari II LLC 3.579% 7/23/20 (a)	1,472,000	1,475,665
Comcast Corp. 5.15% 3/1/20	2,750,000	3,089,402
Cox Communications, Inc. 6.25% 6/1/18 (a)	235,000	251,656
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
1.75% 1/15/18	328,000	327,083
2.40% 3/15/17	48,000	48,472
Discovery Communications LLC 5.05% 6/1/20	180,000	188,433
Sky PLC 2.625% 9/16/19 (a)	1,250,000	1,254,701
The Walt Disney Co. 1.85% 5/30/19	1,108,000	1,128,320
Time Warner Cable, Inc. 5.85% 5/1/17	641,000	665,609
Time Warner, Inc. 2.10% 6/1/19	2,721,000	2,697,254
Viacom, Inc.:
2.20% 4/1/19	183,000	179,583
6.125% 10/5/17	172,000	180,553

		13,496,419

TOTAL CONSUMER DISCRETIONARY		21,534,798

	Principal Amount	Value
CONSUMER STAPLES – 6.7%
Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	$344,000	$343,080
2.15% 2/1/19	3,336,000	3,383,558
2.65% 2/1/21	363,000	369,458
Heineken N.V. 1.40% 10/1/17 (a)	160,000	159,946

		4,256,042

Food & Staples Retailing – 2.2%
CVS Health Corp.:
2.25% 12/5/18 to 8/12/19	1,223,000	1,235,972
2.80% 7/20/20	1,500,000	1,536,079
Kroger Co. 2.30% 1/15/19	1,859,000	1,891,599
Wal-Mart Stores, Inc. 3.30% 4/22/24	2,000,000	2,126,688

		6,790,338

Food Products – 0.8%
ConAgra Foods, Inc. 2.10% 3/15/18	59,000	59,062
General Mills, Inc.:
1.40% 10/20/17	64,000	64,016
2.20% 10/21/19	32,000	32,327
5.70% 2/15/17	344,000	358,901
Kraft Heinz Foods Co. 1.60% 6/30/17 (a)	344,000	343,629
The JM Smucker Co.:
1.75% 3/15/18	190,000	189,395
2.50% 3/15/20	495,000	499,154
Tyson Foods, Inc. 2.65% 8/15/19	984,000	997,297

		2,543,781

Household Products – 0.0%
The Procter & Gamble Co. 4.70% 2/15/19	22,000	24,240

Tobacco – 2.3%
Altria Group, Inc. 2.85% 8/9/22	470,000	472,265
BAT International Finance PLC:
1.85% 6/15/18 (a)	1,350,000	1,355,559
2.75% 6/15/20 (a)	230,000	234,891
Imperial Brands Finance PLC:
2.05% 2/11/18 (a)	200,000	199,812
2.05% 7/20/18 (a)	500,000	497,596
Philip Morris International, Inc.:
1.25% 8/11/17	77,000	77,177
1.875% 1/15/19 to 2/25/21	1,976,000	1,990,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
Reynolds American, Inc.:
2.30% 6/12/18	$1,492,000	$1,507,948
3.25% 6/12/20	569,000	591,748

		6,927,958

TOTAL CONSUMER STAPLES		20,542,359

ENERGY – 3.6%
Energy Equipment & Services – 0.4%
Cameron International Corp. 6.375% 7/15/18	42,000	44,822
Halliburton Co. 2.70% 11/15/20	1,069,000	1,053,665
Noble Holding International Ltd.:
2.50% 3/15/17	64,000	61,221
4.00% 3/16/18	9,000	7,200
4.90% 8/1/20	44,000	26,400

		1,193,308

Oil, Gas & Consumable Fuels – 3.2%
Canadian Natural Resources Ltd. 5.90% 2/1/18	284,000	277,198
Chevron Corp. 1.961% 3/3/20	2,000,000	1,972,886
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	452,000	444,151
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	60,000	57,566
3.30% 6/1/20 (a)	41,000	38,392
ConocoPhillips Co.:
1.50% 5/15/18	222,000	211,939
2.20% 5/15/20	168,000	155,322
DCP Midstream Operating LP 2.70% 4/1/19	11,000	9,022
Encana Corp. 6.50% 5/15/19	64,000	52,568
Enterprise Products Operating LLC 1.65% 5/7/18	804,000	776,777
Exxon Mobil Corp.:
2.222% 3/1/21	610,000	610,000
2.726% 3/1/23	480,000	480,000
Kinder Morgan, Inc.:
2.00% 12/1/17	187,000	178,585
3.05% 12/1/19	750,000	692,362
Marathon Petroleum Corp. 2.70% 12/14/18	49,000	47,457
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	277,000	259,840
Petroleos Mexicanos:
3.50% 7/18/18	235,000	233,238
5.50% 2/4/19 (a)	300,000	310,200
6.375% 2/4/21 (a)	300,000	311,925

	Principal Amount	Value
Shell International Finance BV:
2.125% 5/11/20	$94,000	$91,544
2.25% 11/10/20	1,500,000	1,472,610
Southwestern Energy Co. 3.30% 1/23/18	84,000	60,480
Total Capital Canada Ltd. 1.45% 1/15/18	244,000	241,377
Total Capital International S.A. 2.125% 1/10/19	300,000	299,166
TransCanada PipeLines Ltd.:
1.625% 11/9/17	500,000	491,189
1.875% 1/12/18	130,000	127,520
3.125% 1/15/19	150,000	150,955

		10,054,269

TOTAL ENERGY		11,247,577

FINANCIALS – 35.4%
Banks – 17.4%
Bank of America Corp.:
1.70% 8/25/17	650,000	646,849
2.00% 1/11/18	1,215,000	1,210,740
2.625% 10/19/20	810,000	803,036
2.65% 4/1/19	4,051,000	4,071,660
Barclays PLC:
2.75% 11/8/19	1,000,000	981,980
3.25% 1/12/21	1,203,000	1,159,795
BNP Paribas S.A. 1.375% 3/17/17	589,000	588,382
CIT Group, Inc. 3.875% 2/19/19	662,000	658,690
Citigroup, Inc.:
1.75% 5/1/18	2,010,000	1,990,111
1.85% 11/24/17	161,000	160,482
2.05% 12/7/18	1,000,000	994,017
2.15% 7/30/18	186,000	185,337
2.50% 7/29/19	926,000	928,233
2.65% 10/26/20	490,000	489,336
Citizens Bank N.A. 2.30% 12/3/18	250,000	250,316
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.70% 3/19/18	400,000	399,574
Credit Suisse AG 2.30% 5/28/19	2,808,000	2,785,261
Discover Bank:
2.60% 11/13/18	250,000	249,748
3.10% 6/4/20	722,000	718,082
Fifth Third Bancorp 2.875% 7/27/20	602,000	606,714
First Horizon National Corp. 3.50% 12/15/20	320,000	317,723
HSBC U.S.A, Inc. 2.375% 11/13/19	500,000	494,734

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
ING Bank N.V. 1.80% 3/16/18 (a)	$320,000	$319,447
Intesa Sanpaolo SpA:
2.375% 1/13/17	500,000	501,587
3.875% 1/16/18	315,000	319,441
JPMorgan Chase & Co.:
1.625% 5/15/18	1,782,000	1,773,274
2.20% 10/22/19	444,000	443,746
2.25% 1/23/20	3,687,000	3,678,815
2.55% 10/29/20	1,320,000	1,323,043
KeyCorp 2.90% 9/15/20	1,570,000	1,572,156
Manufacturers & Traders Trust Co. 2.10% 2/6/20	350,000	345,146
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	610,000	615,376
Mizuho Corporate Bank Ltd. 2.40% 3/26/20 (a)	650,000	649,015
Nordea Bank AB 1.625% 5/15/18 (a)	350,000	348,420
PNC Bank N.A.:
1.80% 11/5/18	400,000	399,982
2.20% 1/28/19	1,900,000	1,908,390
Regions Bank 2.25% 9/14/18	350,000	348,492
Regions Financial Corp.:
2.00% 5/15/18	350,000	346,897
3.20% 2/8/21	535,000	532,407
Royal Bank of Canada:
1.50% 1/16/18	580,000	579,184
2.35% 10/30/20	2,650,000	2,658,300
Royal Bank of Scotland Group PLC 1.875% 3/31/17	472,000	469,701
Sumitomo Mitsui Banking Corp. 2.45% 1/16/20	1,000,000	1,000,451
SunTrust Banks, Inc.:
2.50% 5/1/19	1,558,000	1,565,569
2.90% 3/3/21	459,000	458,004
The Bank of Nova Scotia 2.35% 10/21/20	1,500,000	1,500,846
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	949,000	942,647
The Toronto Dominion Bank:
1.40% 4/30/18	1,451,000	1,442,570
2.50% 12/14/20	1,000,000	1,011,668
Wells Fargo & Co.:
2.15% 1/15/19	2,297,000	2,313,130
2.60% 7/22/20	2,195,000	2,219,977
Westpac Banking Corp. 1.60% 1/12/18	1,224,000	1,225,010

		53,503,491

	Principal Amount	Value
Capital Markets – 4.3%
Goldman Sachs Group, Inc. 2.625% 1/31/19	$5,000,000	$5,038,020
Morgan Stanley:
1.875% 1/5/18	1,472,000	1,468,333
2.375% 7/23/19	1,645,000	1,641,414
2.65% 1/27/20	2,199,000	2,195,706
4.875% 11/1/22	148,000	156,040
The Bank of New York Mellon Corp. 2.60% 8/17/20	1,000,000	1,013,802
UBS AG:
1.80% 3/26/18	250,000	250,136
2.375% 8/14/19	1,400,000	1,405,902

		13,169,353

Consumer Finance – 5.4%
American Express Credit Corp. 2.125% 3/18/19	1,695,000	1,695,593
American Honda Finance Corp.:
1.70% 2/22/19	310,000	310,458
2.125% 10/10/18	544,000	549,627
2.15% 3/13/20	160,000	161,452
Capital One Financial Corp. 2.45% 4/24/19	2,224,000	2,223,998
Caterpillar Financial Services Corp.:
1.30% 3/1/18	155,000	154,454
1.80% 11/13/18	600,000	608,050
2.25% 12/1/19	2,000,000	2,019,214
Discover Financial Services 6.45% 6/12/17	132,000	138,428
Ford Motor Credit Co. LLC:
2.875% 10/1/18	1,400,000	1,400,718
3.157% 8/4/20	1,200,000	1,195,096
Hyundai Capital America:
2.00% 3/19/18 (a)	194,000	193,132
2.60% 3/19/20 (a)	305,000	305,158
John Deere Capital Corp.:
1.60% 7/13/18	600,000	600,672
1.95% 1/8/19	2,000,000	2,022,080
Moody’s Corp. 2.75% 7/15/19	2,003,000	2,041,462
Synchrony Financial:
2.60% 1/15/19	500,000	495,865
3.00% 8/15/19	370,000	370,592
Toyota Motor Credit Corp. 1.375% 1/10/18	259,000	259,481

		16,745,530

Diversified Financial Services – 2.9%
Aon PLC 2.80% 3/15/21	1,250,000	1,259,101
BP Capital Markets PLC:
1.375% 5/10/18	160,000	156,804
2.237% 5/10/19	94,000	93,080
2.521% 1/15/20	1,125,000	1,104,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Deutsche Bank AG 1.35% 5/30/17	$757,000	$746,141
GE Capital International Funding Co. 2.342% 11/15/20 (a)	1,000,000	1,010,132
General Motors Financial Co., Inc.:
2.40% 4/10/18	523,000	513,820
3.20% 7/13/20	1,097,000	1,060,437
4.20% 3/1/21	1,000,000	1,001,501
Intercontinental Exchange, Inc. 2.75% 12/1/20	1,810,000	1,839,872
McGraw Hill Financial, Inc. 2.50% 8/15/18	28,000	28,142
Washington Prime Group LP 3.85% 4/1/20	44,000	45,336

		8,858,953

Insurance – 2.5%
ACE INA Holdings, Inc. 2.30% 11/3/20	57,000	57,336
Aflac, Inc. 2.40% 3/16/20	2,217,000	2,239,649
American International Group, Inc.:
2.30% 7/16/19	915,000	907,568
3.30% 3/1/21	159,000	160,755
4.875% 6/1/22	218,000	232,608
5.85% 1/16/18	47,000	50,116
Aon Corp. 5.00% 9/30/20	97,000	107,015
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	213,000	213,336
Marsh & McLennan Cos., Inc. 2.35% 3/6/20	32,000	32,049
MetLife, Inc. 1.756% 12/15/17	252,000	252,100
Metropolitan Life Global Funding I 2.00% 4/14/20 (a)	1,150,000	1,131,624
New York Life Global Funding:
1.55% 11/2/18 (a)	500,000	498,078
1.65% 5/15/17 (a)	91,000	91,413
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	76,302
Prudential Financial, Inc.:
2.30% 8/15/18	995,000	997,661
3.50% 5/15/24	363,000	355,756
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	240,000	241,209
Unum Group 5.625% 9/15/20	140,000	153,295

		7,797,870

Real Estate Investment Trusts (REITs) – 0.4%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,559
Boston Properties LP 3.70% 11/15/18	401,000	415,491

	Principal Amount	Value
Federal Realty Investment Trust 2.55% 1/15/21	$200,000	$203,536
Simon Property Group LP 1.50% 2/1/18 (a)	542,000	539,127

		1,194,713

Real Estate Management & Development – 2.5%
ERP Operating LP:
2.375% 7/1/19	2,250,000	2,260,730
3.375% 6/1/25	95,000	96,648
Liberty Property LP 6.625% 10/1/17	750,000	798,178
Tanger Properties LP 6.125% 6/1/20	2,000,000	2,274,208
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	2,000,000	1,984,104
4.00% 4/30/19	371,000	387,466

		7,801,334

TOTAL FINANCIALS		109,071,244

HEALTH CARE – 4.3%
Biotechnology – 0.7%
Amgen, Inc.:
2.125% 5/1/20	202,000	200,630
2.20% 5/22/19	1,952,000	1,977,106
Celgene Corp. 2.125% 8/15/18	41,000	41,185

		2,218,921

Health Care Equipment & Supplies – 0.4%
Becton Dickinson & Co. 2.675% 12/15/19	988,000	1,008,762
Medtronic, Inc. 2.50% 3/15/20	32,000	32,782
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	84,000	83,633

		1,125,177

Health Care Providers & Services – 1.2%
Aetna, Inc. 1.50% 11/15/17	493,000	491,956
Cardinal Health, Inc. 1.95% 6/15/18	212,000	212,070
Express Scripts Holding Co. 1.25% 6/2/17	315,000	313,368
UnitedHealth Group, Inc.:
1.70% 2/15/19	742,000	742,583
1.90% 7/16/18	194,000	195,812
2.125% 3/15/21	450,000	449,946
2.70% 7/15/20	1,117,000	1,147,749

		3,553,484

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc.:
1.85% 1/15/18	544,000	542,644
2.15% 12/14/18	90,000	90,040

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Life Sciences Tools & Services – continued
Thermo Fisher Scientific, Inc.: – continued
2.40% 2/1/19	$314,000	$315,024

		947,708

Pharmaceuticals – 1.7%
AbbVie, Inc.:
1.80% 5/14/18	628,000	626,231
2.50% 5/14/20	1,512,000	1,510,993
Actavis Funding SCS:
1.30% 6/15/17	227,000	225,812
2.35% 3/12/18	1,678,000	1,688,137
Bayer U.S. Finance LLC 2.375% 10/8/19 (a)	800,000	811,426
Zoetis, Inc.:
1.875% 2/1/18	483,000	477,797
3.45% 11/13/20	29,000	29,541

		5,369,937

TOTAL HEALTH CARE		13,215,227

INDUSTRIALS – 4.0%
Aerospace & Defense – 2.0%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	2,069,000	2,091,680
Lockheed Martin Corp.:
1.85% 11/23/18	1,000,000	1,006,426
2.50% 11/23/20	1,230,000	1,251,670
The Boeing Co. 1.65% 10/30/20	1,700,000	1,679,524

		6,029,300

Industrial Conglomerates – 1.9%
Danaher Corp.:
1.65% 9/15/18	609,000	612,599
2.40% 9/15/20	618,000	630,979
General Electric Co.:
2.20% 1/9/20	2,500,000	2,550,138
2.30% 1/14/19	160,000	165,209
Roper Technologies, Inc.:
2.05% 10/1/18	362,000	360,207
3.00% 12/15/20	1,530,000	1,545,829

		5,864,961

Trading Companies & Distributors – 0.1%
Air Lease Corp.:
2.625% 9/4/18	43,000	41,724
4.75% 3/1/20	326,000	331,705

		373,429

TOTAL INDUSTRIALS		12,267,690

	Principal Amount	Value
INFORMATION TECHNOLOGY – 2.3%
Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	$230,000	$231,633
2.45% 6/15/20	730,000	747,941

		979,574

Electronic Equipment, Instruments & Components – 0.6%
Tyco Electronics Group S.A. 2.35% 8/1/19	2,020,000	2,027,169

IT Services – 0.3%
The Western Union Co. 3.65% 8/22/18	820,000	837,195
Xerox Corp. 2.75% 3/15/19	63,000	59,938

		897,133

Software – 0.2%
Oracle Corp.:
2.25% 10/8/19	500,000	512,285
2.50% 5/15/22	50,000	50,283

		562,568

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc. 2.85% 5/6/21	1,000,000	1,039,086
Hewlett Packard Enterprise Co.:
2.353% 10/5/17 (a)(b)	1,000,000	1,001,707
2.85% 10/5/18 (a)	400,000	400,132
3.60% 10/15/20 (a)	300,000	299,193

		2,740,118

TOTAL INFORMATION TECHNOLOGY		7,206,562

MATERIALS – 0.5%
Chemicals – 0.1%
Ecolab, Inc. 1.55% 1/12/18	344,000	342,528

Metals & Mining – 0.4%
Freeport-McMoRan, Inc. 2.30% 11/14/17	255,000	233,325
Rio Tinto Finance (U.S.A.) PLC:
1.625% 8/21/17	226,000	221,405
6.50% 7/15/18	672,000	720,919

		1,175,649

TOTAL MATERIALS		1,518,177

TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.:
2.375% 11/27/18	1,721,000	1,739,518
2.45% 6/30/20	1,589,000	1,582,741
British Telecommunications PLC:
1.625% 6/28/16	200,000	200,324
2.35% 2/14/19	2,000,000	2,018,932
CenturyLink, Inc. 5.15% 6/15/17	162,000	166,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Communications, Inc.:
2.625% 2/21/20	$2,300,000	$2,331,784
3.65% 9/14/18	1,298,000	1,358,449
5.50% 2/15/18	298,000	319,116

		9,716,914

Wireless Telecommunication Services – 0.4%
Vodafone Group PLC 1.50% 2/19/18	1,300,000	1,287,653

TOTAL TELECOMMUNICATION SERVICES		11,004,567

UTILITIES – 3.5%
Electric Utilities – 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	730,000	724,982
Duke Energy Carolinas LLC 5.10% 4/15/18	108,000	116,220
Duke Energy Corp.:
0.992% 4/3/17 (b)	1,000,000	992,687
1.625% 8/15/17	371,000	370,686
Eversource Energy 4.50% 11/15/19	78,000	84,212
Exelon Corp.:
1.55% 6/9/17	1,009,000	1,004,108
2.85% 6/15/20	376,000	379,190
FirstEnergy Corp. 2.75% 3/15/18	291,000	293,965
TECO Finance, Inc. 1.217% 4/10/18 (b)	811,000	799,522
The Cleveland Electric Illuminating Co. 5.70% 4/1/17	216,000	223,038
The Southern Co. 1.30% 8/15/17	500,000	496,548

		5,485,158

Independent Power and Renewable Electricity Producers – 0.1%
Southern Power Co.:
1.50% 6/1/18	204,000	200,814
2.375% 6/1/20	27,000	26,538

		227,352

Multi-Utilities – 1.6%
Dominion Resources, Inc.:
1.90% 6/15/18	109,000	108,432
2.50% 12/1/19	1,483,000	1,494,266
NiSource Finance Corp. 6.40% 3/15/18	180,000	195,217
PacifiCorp 5.50% 1/15/19	75,000	82,759
Sempra Energy:
2.40% 3/15/20	835,000	819,460
2.85% 11/15/20	636,000	638,359

	Principal Amount	Value
WEC Energy Group, Inc.:
1.65% 6/15/18	$241,000	$240,558
2.45% 6/15/20	1,398,000	1,415,513

		4,994,564

TOTAL UTILITIES		10,707,074

TOTAL NONCONVERTIBLE BONDS (Cost $218,562,466)		218,315,275

U.S. Treasury Obligations – 17.6%

U.S. Treasury Notes:
0.75% 2/15/19	10,013,000	9,966,459
0.875% 11/30/17	34,623,000	34,673,030
1.625% 7/31/20	9,350,000	9,521,657

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,956,683)		54,161,146

Asset-Backed Securities – 3.8%

Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	1,713,000	1,712,186
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	898,000	898,581
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	101,000	100,989
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3 0.90% 9/10/18	22,214	22,188
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	179,000	177,979
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	177,000	177,599
Capital Auto Receivables Asset Trust Series 2014-3, Class A2 1.18% 12/20/17	49,000	48,978
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A 1.39% 1/15/21	29,000	29,109
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5 1.60% 5/17/21	179,000	180,164
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	272,000	271,369
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A2 1.46% 12/17/18 (a)	500,000	500,168
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% 7/15/21	530,000	541,123

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Limited Term Bond ETF

Investments – continued

Asset-Backed Securities – continued
	Principal Amount	Value
Dell Equipment Finance Trust Series 2015-2, Class A2A 1.42% 12/22/17 (a)	$300,000	$299,444
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	184,580	183,349
Ford Credit Auto Owner Trust Series 2015-C, Class A3 1.41% 2/15/20	379,000	380,373
Ford Credit Auto Owner Trust Series 2016-REV1, Class A 2.31% 8/15/27 (a)	1,000,000	999,729
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% 9/15/19	1,000,000	1,001,842
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1 1.20% 2/15/19	1,000,000	997,997
Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1 1.42% 1/15/20	1,076,000	1,076,670
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	105,000	105,106
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	570,000	569,080
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% 11/15/18 (a)	1,100,000	1,100,386
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3 1.34% 7/16/18	100,000	100,070
Volvo Financial Equipment LLC Series 2015-1A, Class A3 1.51% 6/17/19 (a)	194,000	194,407

TOTAL ASSET-BACKED SECURITIES (Cost $11,676,806)		11,668,886

Collateralized Mortgage Obligations – 2.1%

PRIVATE SPONSOR – 2.0%
Banc of America Commercial Mortgage Trust Series 2006-2, Class A4 5.832% 5/10/45 (b)	11,755	11,750
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4 5.889% 7/10/44 (b)	745,826	746,489
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.639% 4/10/49 (b)	778,000	789,062
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	199,823	201,098

	Principal Amount	Value
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A 1.827% 12/15/27 (a)(b)	$295,305	$294,335
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431% 10/15/49	54,781	55,327
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	377,869
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	468,809
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	42,054
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	60,180	60,491
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 5.93% 4/17/45 (b)	26,228	26,250
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CIBC18, Class A4 5.44% 6/12/47	899,283	917,482
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10, Class A3 5.42% 1/15/49	129,315	131,852
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4 5.424% 2/15/40	258,920	263,873
ML-CFC Commercial Mortgage Trust Series 2007-5, Class A4 5.378% 8/12/48	227,172	231,409
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	530,648
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4 5.692% 4/15/49 (b)	37,000	37,876
SCG Trust Series 2013-SRP1, Class A 1.827% 11/15/26 (a)(b)	231,000	229,966
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	500,000	508,801
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A1A 5.749% 7/15/45 (b)	161,560	162,304
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A 5.297% 11/15/48	167,311	170,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	$38,000	$38,729

TOTAL PRIVATE SPONSOR		6,296,860

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	175,881	179,918

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,552,114)		6,476,778

Municipal Securities – 0.2%

Illinois Gen. Oblig. Series 2011:
4.961% 3/1/16	500,000	500,000
5.877% 3/1/19	170,000	183,755

TOTAL MUNICIPAL SECURITIES (Cost $682,032)		683,755

Money Market Funds – 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (c) (Cost $19,792,705)	19,792,705	$19,792,705

TOTAL INVESTMENT PORTFOLIO – 101.1% (Cost $311,222,806)		311,098,545

NET OTHER ASSETS (LIABILITIES) – (1.1%)		(3,292,348)

NET ASSETS – 100%		$307,806,197

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,078,314 or 7.8% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,610

Other Information

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$218,315,275	$—	$218,315,275	$—
U.S. Treasury Obligations	54,161,146	—	54,161,146	—
Asset-Backed Securities	11,668,886	—	11,668,886	—
Collateralized Mortgage Obligations	6,476,778	—	6,476,778	—
Municipal Securities	683,755	—	683,755	—
Money Market Funds	19,792,705	19,792,705	—	—

Total Investments in Securities:	$311,098,545	$19,792,705	$291,305,840	$—

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity Limited Term Bond ETF

Investments – continued

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
United Kingdom	4.1%
Canada	2.8%
Luxembourg	1.4%
Switzerland	1.4%
Japan	1.0%
Others (Individually Less Than 1%)	3.1%

101.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Fidelity Total Bond ETF

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds – 45.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.7%
Automobiles – 0.1%
General Motors Co.:
3.50% 10/2/18	$10,000	$10,029
6.60% 4/1/36	67,000	68,866
6.75% 4/1/46	113,000	118,146

		197,041

Diversified Consumer Services – 0.1%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,911
Laureate Education, Inc. (Reg. S) 9.25% 9/1/19	200,000	102,000

		115,911

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,697
3.70% 1/30/26	62,000	64,715
4.70% 12/9/35	32,000	33,124
4.875% 12/9/45	51,000	53,590
Scientific Games International, Inc. 6.625% 5/15/21	100,000	54,000

		230,126

Household Durables – 0.1%
William Lyon Homes, Inc. 8.50% 11/15/20	100,000	99,500

Media – 4.0%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	266,250
Altice Luxembourg S.A. 7.75% 5/15/22 (a)	750,000	725,625
CCO Safari II LLC 4.464% 7/23/22 (a)	352,000	357,525
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	250,000	242,500
Columbus International, Inc. (Reg. S) 7.375% 3/30/21	230,000	238,740
Comcast Corp. 3.60% 3/1/24	500,000	529,821
iHeartCommunications, Inc. 5.50% 12/15/16	100,000	96,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.75% 4/1/21	230,000	250,125
Time Warner Cable, Inc.:
4.00% 9/1/21	1,500,000	1,529,522
5.50% 9/1/41	16,000	14,245
6.55% 5/1/37	26,000	26,193
6.75% 6/15/39	250,000	252,042
7.30% 7/1/38	241,000	254,329
Time Warner, Inc. 3.60% 7/15/25	500,000	492,234

		5,275,151

	Principal Amount	Value
Multiline Retail – 0.2%
JC Penney Corp., Inc.:
7.40% 4/1/37	$230,000	$175,950
8.125% 10/1/19	150,000	151,875

		327,825

TOTAL CONSUMER DISCRETIONARY		6,245,554

CONSUMER STAPLES – 2.4%
Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	276,000	280,910
3.30% 2/1/23	298,000	306,338
4.70% 2/1/36	282,000	295,703
4.90% 2/1/46	322,000	345,153
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,357

		1,238,461

Food & Staples Retailing – 0.2%
ESAL GmbH (Reg. S) 6.25% 2/5/23	270,000	230,850
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,231

		265,081

Food Products – 0.5%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	500,000	430,000
Post Holding, Inc. (Reg. S) 6.75% 12/1/21	200,000	212,250

		642,250

Tobacco – 0.7%
Altria Group, Inc. 2.625% 1/14/20	100,000	101,874
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,513
3.25% 6/12/20	21,000	21,840
4.00% 6/12/22	73,000	78,811
4.45% 6/12/25	161,000	174,859
4.85% 9/15/23	250,000	279,488
5.70% 8/15/35	28,000	31,614
5.85% 8/15/45	200,000	234,779

		971,778

TOTAL CONSUMER STAPLES		3,117,570

ENERGY – 6.1%
Energy Equipment & Services – 0.3%
DCP Midstream LLC (Reg. S) 5.35% 3/15/20	250,000	188,264
Halliburton Co.:
3.80% 11/15/25	63,000	59,635
4.85% 11/15/35	55,000	48,075
5.00% 11/15/45	76,000	67,352

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Noble Holding International Ltd.:
4.00% 3/16/18	$5,000	$4,000
5.95% 4/1/25	32,000	16,167
6.95% 4/1/45	31,000	14,260

		397,753

Oil, Gas & Consumable Fuels – 5.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	29,000	29,465
Canadian Natural Resources Ltd. 1.75% 1/15/18	21,000	19,192
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	60,007
Chesapeake Energy Corp.:
5.75% 3/15/23	200,000	42,000
6.125% 2/15/21	1,000,000	210,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	20,000	19,189
3.30% 6/1/20 (a)	99,000	92,702
4.50% 6/1/25 (a)	30,000	27,279
DCP Midstream Operating LP:
2.70% 4/1/19	41,000	33,626
3.875% 3/15/23	500,000	360,269
5.60% 4/1/44	21,000	12,832
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	400,000	271,451
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	193,612
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	63,834
Enterprise Products Operating LLC 3.70% 2/15/26	100,000	93,733
EP Energy LLC / Everest Acquisition Finance, Inc.:
6.375% 6/15/23	500,000	135,000
7.75% 9/1/22	230,000	62,100
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	47,000	42,388
3.95% 9/1/22	65,000	58,766
4.25% 9/1/24	23,000	19,918
5.00% 10/1/21	50,000	46,631
5.50% 3/1/44	302,000	246,454
Kinder Morgan, Inc.:
2.00% 12/1/17	18,000	17,190
5.05% 2/15/46	34,000	26,040
MPLX LP 4.00% 2/15/25	8,000	6,068
Peabody Energy Corp. 6.00% 11/15/18	550,000	15,125
Petrobras Global Finance BV:
2.238% 5/20/16 (b)	43,000	42,731
3.25% 3/17/17	46,000	44,574
4.875% 3/17/20	1,350,000	1,032,885

	Principal Amount	Value
Petrobras Global Finance BV: – continued
5.625% 5/20/43	$102,000	$59,257
6.25% 3/17/24	250,000	182,580
6.75% 1/27/41	50,000	31,250
7.25% 3/17/44	204,000	132,906
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	1,350,000	1,012,500
5.875% 3/1/18	22,000	20,637
Petroleos Mexicanos:
3.50% 7/23/20 (a)	55,000	51,838
4.50% 1/23/26 (a)	200,000	178,000
5.50% 1/21/21	460,000	464,508
5.625% 1/23/46 (a)	373,000	289,541
6.375% 1/23/45	750,000	650,588
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,641
Southwestern Energy Co.:
3.30% 1/23/18	20,000	14,400
4.05% 1/23/20	1,036,000	668,220
The Williams Companies., Inc. 4.55% 6/24/24	549,000	411,750
Williams Partners LP 4.00% 9/15/25	200,000	152,216

		7,649,893

TOTAL ENERGY		8,047,646

FINANCIALS – 20.5%
Banks – 7.7%
Bank of America Corp.:
2.25% 4/21/20	243,000	238,169
2.60% 1/15/19	100,000	100,473
2.65% 4/1/19	22,000	22,112
3.875% 8/1/25	82,000	84,157
3.95% 4/21/25	419,000	405,683
4.00% 1/22/25	41,000	39,879
4.20% 8/26/24	180,000	180,209
4.25% 10/22/26	300,000	297,165
4.45% 3/3/26	147,000	147,000
Bank of America N.A. 1.65% 3/26/18	250,000	248,974
Barclays PLC:
2.00% 3/16/18	200,000	196,118
2.75% 11/8/19	200,000	196,396
4.375% 1/12/26	200,000	193,005
Capital One N.A. 1.65% 2/5/18	1,000,000	987,195
Citigroup, Inc.:
1.70% 4/27/18	100,000	98,937
1.80% 2/5/18	750,000	745,009
1.85% 11/24/17	250,000	249,196
2.40% 2/18/20	1,000,000	991,134
2.50% 7/29/19	53,000	53,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Citigroup, Inc.: – continued
3.875% 3/26/25	$300,000	$288,965
4.00% 8/5/24	125,000	125,282
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	241,741
3.75% 3/26/25	250,000	236,172
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	248,891
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	190,564
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	75,818
3.875% 9/10/24	233,000	234,127
4.125% 12/15/26	703,000	713,211
Royal Bank of Canada 4.65% 1/27/26	148,000	149,284
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	947,296
6.125% 12/15/22	1,000,000	1,049,676
The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.70% 3/5/18 (a)	200,000	198,857

		10,173,823

Capital Markets – 1.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	61,933
4.25% 2/15/24	125,000	128,811
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	100,181
2.60% 4/23/20	1,000,000	995,531
Lazard Group LLC 4.25% 11/14/20	265,000	271,917
Morgan Stanley:
1.875% 1/5/18	124,000	123,691
4.875% 11/1/22	500,000	527,162
UBS AG 1.80% 3/26/18	250,000	250,136

		2,459,362

Consumer Finance – 2.4%
Ally Financial, Inc.:
3.25% 2/13/18	400,000	396,000
3.60% 5/21/18	500,000	497,500
3.75% 11/18/19	250,000	245,625
4.125% 2/13/22	150,000	145,875
Discover Financial Services 3.75% 3/4/25	612,000	577,682
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	827,404
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	95,571
2.125% 10/2/17 (a)	132,000	132,107

	Principal Amount	Value
Synchrony Financial 3.00% 8/15/19	$250,000	$250,400

		3,168,164

Diversified Financial Services – 2.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	261,950
4.625% 7/1/22	150,000	150,187
Aon PLC 4.75% 5/15/45	500,000	492,665
BP Capital Markets PLC 3.535% 11/4/24	584,000	558,145
General Motors Financial Co., Inc.:
2.40% 4/10/18	254,000	249,542
3.00% 9/25/17	30,000	30,026
3.15% 1/15/20	75,000	73,287
3.25% 5/15/18	15,000	14,961
3.50% 7/10/19	744,000	743,900
4.00% 1/15/25	50,000	46,325
4.20% 3/1/21	158,000	158,237
4.25% 5/15/23	5,000	4,876
4.75% 8/15/17	20,000	20,496
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	260,000	226,850
Intercontinental Exchange, Inc.:
2.75% 12/1/20	43,000	43,710
3.75% 12/1/25	76,000	78,260
MSCI, Inc. 5.25% 11/15/24 (a)	100,000	105,750
Navient Corp. 5.50% 1/15/19	125,000	123,750
UBS Group Funding Jersey Ltd. 4.125% 9/24/25 (a)	200,000	198,978

		3,581,895

Insurance – 0.8%
ACE INA Holdings, Inc.:
2.875% 11/3/22	75,000	76,341
3.35% 5/3/26	61,000	62,453
American International Group, Inc. 3.30% 3/1/21	69,000	69,761
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	150,000	161,806
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,071
4.125% 11/1/24 (a)	21,000	21,570
Unum Group:
3.875% 11/5/25	127,000	120,449
4.00% 3/15/24	500,000	497,954

		1,024,405

Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp. 2.80% 6/1/20	100,000	99,345

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Real Estate Investment Trusts (REITs) – continued
Brixmor Operating Partnership LP 3.875% 8/15/22	$71,000	$66,028
DDR Corp.:
3.625% 2/1/25	24,000	22,831
4.25% 2/1/26	41,000	40,701
Digital Realty Trust LP:
3.40% 10/1/20 (a)	109,000	110,910
3.95% 7/1/22	72,000	72,458
4.75% 10/1/25 (a)	78,000	78,947
Duke Realty LP 3.75% 12/1/24	18,000	17,923
Equity One, Inc. 3.75% 11/15/22	220,000	219,974
Government Properties Income Trust 3.75% 8/15/19	200,000	205,100
HCP, Inc.:
3.875% 8/15/24	225,000	211,327
4.00% 6/1/25	1,000,000	945,310
Lexington Realty Trust 4.40% 6/15/24	245,000	247,733
Omega Healthcare Investors, Inc. 4.50% 1/15/25 to 4/1/27	1,556,000	1,492,277
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,654
Welltower, Inc. 4.00% 6/1/25	73,000	71,702

		3,913,220

Real Estate Management & Development – 2.1%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,225,000	1,208,247
CBRE Services, Inc. 5.00% 3/15/23	125,000	125,406
Corporate Office Properties LP 5.00% 7/1/25	51,000	51,442
Liberty Property LP:
3.75% 4/1/25	50,000	49,857
4.125% 6/15/22	500,000	516,093
Mack-Cali Realty LP 3.15% 5/15/23	495,000	428,793
Mid-America Apartments LP 4.00% 11/15/25	30,000	30,628
Tanger Properties LP 3.75% 12/1/24	35,000	35,614
Ventas Realty LP:
3.50% 2/1/25	14,000	13,566
3.75% 5/1/24	220,000	219,821
4.125% 1/15/26	34,000	34,477
WP Carey, Inc. 4.00% 2/1/25	65,000	61,437

		2,775,381

TOTAL FINANCIALS		27,096,250

	Principal Amount	Value
HEALTH CARE – 3.3%
Health Care Providers & Services – 1.7%
CHS / Community Health Systems, Inc. 8.00% 11/15/19	$240,000	$226,800
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	81,492
4.25% 10/15/19	35,000	36,050
4.75% 5/1/23	5,000	5,081
5.375% 2/1/25	300,000	305,625
5.875% 3/15/22	5,000	5,362
6.50% 2/15/20	600,000	664,620
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	600,000	607,320
Tenet Healthcare Corp.:
6.75% 6/15/23	5,000	4,531
8.125% 4/1/22	230,000	226,118

		2,162,999

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,000,000	1,044,147

Pharmaceuticals – 0.8%
AbbVie, Inc. 3.60% 5/14/25	828,000	844,076
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	305,000	244,000

		1,088,076

TOTAL HEALTH CARE		4,295,222

INDUSTRIALS – 1.1%
Airlines – 0.4%
Air Canada:
6.75% 10/1/19 (a)	125,000	128,750
7.75% 4/15/21 (a)	250,000	241,875
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	100,490
Southwest Airlines Co. 2.75% 11/6/19	100,000	102,370

		573,485

Commercial Services & Supplies – 0.3%
APX Group, Inc. 6.375% 12/1/19	260,000	253,500
Garda World Security Corp. 7.25% 11/15/21 (a)	150,000	105,000

		358,500

Road & Rail – 0.1%
Hertz Corp. 5.875% 10/15/20	200,000	194,000

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.625% 9/4/18	99,000	96,062
3.75% 2/1/22	51,000	47,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Trading Companies & Distributors – continued
Air Lease Corp.: – continued
4.25% 9/15/24	$125,000	$115,938
4.75% 3/1/20	125,000	127,187

		386,574

TOTAL INDUSTRIALS		1,512,559

INFORMATION TECHNOLOGY – 0.4%
Communications Equipment – 0.2%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	270,000	274,725

Technology Hardware, Storage & Peripherals – 0.2%
Hewlett Packard Enterprise Co.:
3.60% 10/15/20 (a)	104,000	103,720
4.90% 10/15/25 (a)	104,000	98,663
6.35% 10/15/45 (a)	104,000	88,709

		291,092

TOTAL INFORMATION TECHNOLOGY		565,817

MATERIALS – 1.4%
Containers & Packaging – 0.3%
Ardagh Finance Holdings S.A. (Reg. S) pay-in-kind 8.625% 6/15/19	217,622	199,074
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	200,000	202,500

		401,574

Metals & Mining – 1.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	1,000,000	795,000
4.875% 5/14/25 (a)	136,000	103,360
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	194,250
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	200,247
Freeport-McMoRan, Inc. 2.30% 11/14/17	68,000	62,220
JMC Steel Group, Inc. (Reg. S) 8.25% 3/15/18	100,000	85,812

		1,440,889

TOTAL MATERIALS		1,842,463

TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.:
2.45% 6/30/20	554,000	551,818
6.30% 1/15/38	316,000	341,959
Embarq Corp. 7.995% 6/1/36	1,000,000	950,000

	Principal Amount	Value
Level 3 Financing, Inc. 7.00% 6/1/20	$125,000	$131,094
Verizon Communications, Inc.:
2.625% 2/21/20	74,000	75,022
3.45% 3/15/21	450,000	467,763
3.65% 9/14/18	1,100,000	1,151,228
5.012% 8/21/54	250,000	232,514
6.55% 9/15/43	212,000	257,074

		4,158,472

Media – 0.1%
21st Century Fox America, Inc. 6.15% 2/15/41	75,000	80,862

Wireless Telecommunication Services – 0.3%
Digicel Group Ltd. (Reg. S) 7.125% 4/1/22	260,000	185,900
Digicel Ltd. 6.75% 3/1/23 (a)	200,000	170,500

		356,400

TOTAL TELECOMMUNICATION SERVICES		4,595,734

UTILITIES – 2.1%
Electric Utilities – 1.7%
Dynegy, Inc. 7.375% 11/1/22	100,000	83,500
Exelon Corp.:
1.55% 6/9/17	21,000	20,898
3.95% 6/15/25 (a)	100,000	101,239
FirstEnergy Corp.:
2.75% 3/15/18	36,000	36,367
4.25% 3/15/23	750,000	782,925
7.375% 11/15/31	500,000	621,412
IPALCO Enterprises, Inc. 3.45% 7/15/20	174,000	173,347
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	215,100	225,855
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	159,000	171,749

		2,217,292

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	103,750
The AES Corp. 4.875% 5/15/23	125,000	112,500

		216,250

Multi-Utilities – 0.3%
Dominion Resources, Inc. 2.903% 9/30/66 (b)	22,000	14,785
NiSource Finance Corp. 5.45% 9/15/20	250,000	276,717
Sempra Energy 6.00% 10/15/39	73,000	80,246

		371,748

TOTAL UTILITIES		2,805,290

TOTAL NONCONVERTIBLE BONDS (Cost $65,472,107)		60,124,105

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

U.S. Treasury Obligations – 23.9%
	Principal Amount	Value
U.S. Treasury Bonds 3.00% 11/15/45	$3,661,000	$3,956,596
U.S. Treasury Inflation Indexed Bonds 1.375% 2/15/44	2,740,473	2,965,795
U.S. Treasury Inflation Indexed Notes:
0.375% 7/15/25	2,090,000	2,099,344
0.625% 1/15/26	1,500,000	1,539,972
U.S. Treasury Notes:
0.875% 11/30/17	8,619,000	8,631,454
1.00% 12/31/17	5,000,000	5,017,970
1.125% 1/15/19	2,926,000	2,944,402
1.50% 2/28/23	1,907,000	1,904,542
1.75% 12/31/20	2,495,000	2,555,426

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,106,569)		31,615,501

U.S. Government Agency – Mortgage Securities – 15.9%

Fannie Mae – 10.2%
Fannie Mae:
2.50% 1/1/28 to 2/1/31	184,471	189,541
3.00% 1/1/43 to 9/1/45	1,615,976	1,663,685
3.50% 9/1/29 to 9/1/45	3,960,881	4,169,846
4.00% 9/1/41 to 12/1/45	2,540,265	2,723,292
4.00% 3/1/46 (c)	700,000	746,867
4.50% 6/1/41 to 2/1/45	1,117,608	1,225,190
4.50% 3/1/46 (c)	830,000	901,458
5.00% 2/1/38 to 1/1/44	1,383,030	1,536,201
5.50% 6/1/38	339,477	380,824

TOTAL FANNIE MAE		13,536,904

Freddie Mac – 3.5%
Freddie Mac:
3.00% 11/1/42 to 1/1/46	1,827,587	1,873,894
3.50% 4/1/43 to 8/1/45	1,440,065	1,511,061
4.00% 1/1/41 to 1/1/45	1,059,395	1,137,310
5.50% 6/1/41	77,468	87,206

TOTAL FREDDIE MAC		4,609,471

Ginnie Mae – 2.2%
Ginnie Mae:
3.00% 12/20/42 to 6/20/45	664,271	689,450
3.50% 12/20/41 to 7/20/45	1,579,077	1,670,542
4.00% 12/15/40 to 6/20/45	258,714	277,766
4.50% 5/20/41 to 2/20/44	230,289	249,392

TOTAL GINNIE MAE		2,887,150

TOTAL U.S. GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $20,824,302)		21,033,525

Collateralized Mortgage Obligations – 5.4%
	Principal Amount	Value
PRIVATE SPONSOR – 5.3%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.639% 4/10/49 (b)	$1,081,000	$1,096,370
BBCMS Trust Series 2015-RRI, Class C 2.477% 5/15/32 (a)(b)	500,000	483,298
BBCMS Trust Series 2015-RRI, Class D 3.327% 5/15/32 (a)(b)	500,000	465,358
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	12,130	12,207
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.427% 12/15/27 (a)(b)	1,000,000	937,139
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	50,829	51,779
CSMC Series 2015-TOWN, Class B 2.327% 3/15/17 (a)(b)	14,000	13,515
CSMC Series 2015-TOWN, Class C 2.677% 3/15/17 (a)(b)	13,000	12,432
CSMC Series 2015-TOWN, Class D 3.627% 3/15/17 (a)(b)	20,000	18,970
CSMC Series 2015-TOWN, Class E 4.577% 3/15/17 (a)(b)	101,000	95,448
GAHR Commericial Mortgage Trust Series 2015-NRF, Class AFL1 1.727% 12/15/16 (a)(b)	990,836	981,357
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/19 (a)(b)	50,000	49,649
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/19 (a)(b)	38,000	35,933
GCCFC Commercial Mortgage Trust Series 2006-GG7, Class A4 5.877% 7/10/38 (b)	238,127	238,713
GE Commercial Mortgage Corp. Series Trust Series 2007-C1, Class A4 5.543% 12/10/49	40,000	40,630
GS Mortgage Securities Trust Series 2006-GG8, Class A4 5.56% 11/10/39	83,659	84,334
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	18,408	18,503
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 5.93% 4/17/45 (b)	23,377	23,397
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A4 5.702% 2/12/49 (b)	728,127	748,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
LB Commercial Mortgage Trust Series 2007-C3, Class A4 5.90% 7/15/44 (b)	$731,264	$756,783
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5 5.342% 12/15/43	82,000	83,975
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	23,000	23,441
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.954% 2/15/51 (b)	703,954	727,073

TOTAL PRIVATE SPONSOR		6,998,896

U.S. GOVERNMENT AGENCY – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (d)	155,640	158,650

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,476,489)		7,157,546

Municipal Securities – 3.3%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	97,625
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	195,000	176,456
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	35,000	35,880
4.95% 6/1/23	1,005,000	1,046,486
5.10% 6/1/33	2,245,000	2,087,199
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,559
5.877% 3/1/19	30,000	32,427
State of California:
7.30% 10/1/39	500,000	711,815
7.50% 4/1/34	100,000	143,491

TOTAL MUNICIPAL SECURITIES (Cost $4,496,770)		4,341,938

Foreign Government and Government Agency Obligations – 2.6%

Argentina Bonar Bonds 7.00% 4/17/17	1,000,000	1,008,833
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	552,000
5.50% 7/12/20	200,000	186,000

	Principal Amount	Value
Belarus Republic (Reg. S) 8.95% 1/26/18	$250,000	$257,525
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	975,000
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	400,000	385,000

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,494,858)		3,364,358

Asset-Backed Securities – 2.0%

AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.00% 7/8/19	485,000	492,566
AmeriCredit Automobile Receivables Trust Series 2013-5, Class D, 2.86% 12/9/19	750,000	757,189
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C, 2.18% 6/8/20	324,000	326,205
Invitation Homes Trust Series 2015-SFR3, Class E, 4.179% 8/17/32 (a)(b)	100,000	93,124
Santander Drive Auto Receivables Trust Series 2014-4, Class C, 2.60% 11/16/20	1,000,000	1,007,900

TOTAL ASSET-BACKED SECURITIES (Cost $2,676,158)		2,676,984

Money Market Funds – 2.7%
	Shares
Fidelity Cash Central Fund, 0.40% (e) (Cost $3,541,109)	3,541,109	3,541,109

TOTAL INVESTMENT PORTFOLIO – 101.3% (Cost $139,088,362)		133,855,066

NET OTHER ASSETS (LIABILITIES) – (1.3%)		(1,772,666)

NET ASSETS – 100%		$132,082,400

TBA Sale Commitments
	Principal Amount
Fannie Mae 3.50% 3/1/46	$(500,000)	(523,931)
Freddie Mac:
4.00% 3/1/46	(300,000)	(319,670)
4.00% 3/1/46	(100,000)	(106,556)

TOTAL TBA SALE COMMITMENTS (Proceeds $951,594)		(950,157)

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Total Bond ETF

Investments – continued

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,246,799 or 7.0% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,401

Other Information

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$60,124,105	$—	$60,124,105	$—
U.S. Treasury Obligations	31,615,501	—	31,615,501	—
U.S Government Agency – Mortgage Securities	21,033,525	—	21,033,525	—
Collateralized Mortgage Obligations	7,157,546	—	7,157,546	—
Municipal Securities	4,341,938	—	4,341,938	—
Foreign Government and Government Agency Obligations	3,364,358	—	3,364,358	—
Asset-Backed Securities	2,676,984	—	2,676,984	—
Money Market Funds	3,541,109	3,541,109	—	—

Total Investments in Securities:	$133,855,066	$3,541,109	$130,313,957	$—

Other Financial Instruments:
TBA Sale Commitments	$(950,157)	$—	$(950,157)	$—

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	3.4%
Luxembourg	1.7%
Brazil	1.3%
Mexico	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.5%

101.3%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

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29	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
February 29, 2016
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$24,370,846	$291,305,840	$130,313,957
Fidelity Central Funds	1,446,371	19,792,705	3,541,109

Total Investments	$25,817,217	$311,098,545	$133,855,066
Cash	—	1,012,469	—
Receivable for investments sold
Delayed delivery	—	—	1,166,585
Interest receivable	341,450	1,439,099	1,062,463

Total assets	26,158,667	313,550,113	136,084,114

Liabilities
Payable for investments purchased
Regular delivery	166,283	5,293,575	801,771
Delayed delivery	—	—	1,862,157
TBA sale commitments, at value (proceeds $–, $– and $951,594, respectively)	—	—	950,157
Distributions payable	79,200	338,250	338,496
Accrued management fees	9,642	112,091	49,133

Total liabilities	255,125	5,743,916	4,001,714

Net Assets	$25,903,542	$307,806,197	$132,082,400

Net Assets consist of:
Paid in capital	$27,664,548	$307,701,042	$137,526,732
Undistributed (distributions in excess of) net investment income	(555)	4,841	(103,649)
Accumulated undistributed net realized gain (loss) on investments	(52,519)	224,575	(108,824)
Net unrealized appreciation (depreciation) on investments and TBA sale commitments	(1,707,932)	(124,261)	(5,231,859)

Net Assets	$25,903,542	$307,806,197	$132,082,400

Shares outstanding	550,000	6,150,000	2,752,000

Net Asset Value, offering price and redemption price per share	$47.10	$50.05	$48.00

Investments at cost – Unaffiliated issuers	$26,078,778	$291,430,101	$135,547,253
Investments at cost – Fidelity Central Funds	1,446,371	19,792,705	3,541,109

Investments at cost	$27,525,149	$311,222,806	$139,088,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Statements of Operations
For the six months ended February 29, 2016
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Investment Income
Interest	$546,506	$1,354,845	$2,101,199
Income from Fidelity Central Funds	877	9,610	8,401

Total income	547,383	1,364,455	2,109,600

Expenses
Management fees	62,180	354,920	268,609
Independent trustees’ compensation	59	237	240
Miscellaneous	18	65	74

Total expenses before reductions	62,257	355,222	268,923
Expense reductions	(3)	(14)	(4)

Total expenses	62,254	355,208	268,919

Net investment income (loss)	485,129	1,009,247	1,840,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(51,216)	229,202	(27,013)

Total net realized gain (loss)	(51,216)	229,202	(27,013)

Change in net unrealized appreciation (depreciation) on investment securities and TBA sale commitments	(712,783)	196,826	(2,581,880)

Net gain (loss)	(763,999)	426,028	(2,608,893)

Net increase (decrease) in net assets resulting from operations	$(278,870)	$1,435,275	$(768,212)

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Six months ended February 29, 2016	Year ended August 31, 2015A	Six months ended February 29, 2016	Year ended August 31, 2015A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$485,129	$930,434	$1,009,247	$765,039
Net realized gain (loss)	(51,216)	153,400	229,202	391,119
Change in net unrealized appreciation (depreciation)	(712,783)	(995,149)	196,826	(321,087)

Net increase (decrease) in net assets resulting from operations	(278,870)	88,685	1,435,275	835,071

Distributions to shareholders from net investment income	(485,600)	(930,800)	(1,024,850)	(744,750)
Distributions to shareholders from net realized gain	(112,800)	—	—	—

Total distributions	(598,400)	(930,800)	(1,024,850)	(744,750)

Share transactions
Proceeds from sales of shares	—	42,570,830	277,445,304	251,016,300
Cost of shares redeemed	(2,371,549)	(12,576,354)	(17,457,124)	(203,699,029)

Net increase (decrease) in net assets resulting from share transactions	(2,371,549)	29,994,476	259,988,180	47,317,271

Total increase (decrease) in net assets	(3,248,819)	29,152,361	260,398,605	47,407,592

Net Assets
Beginning of period	29,152,361	—	47,407,592	—

End of period	$25,903,542	$29,152,361	$307,806,197	$47,407,592

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(555)	$(84)	$4,841	$20,444

Other Information
Shares
Sold	—	850,000	5,550,000	5,000,000
Redeemed	(50,000)	(250,000)	(350,000)	(4,050,000)

Net increase (decrease)	(50,000)	600,000	5,200,000	950,000

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Statements of Changes in Net Assets
	Fidelity Total Bond ETF
	Six months ended February 29, 2016	Year ended August 31, 2015A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,840,681	$2,119,872
Net realized gain (loss)	(27,013)	(81,811)
Change in net unrealized appreciation (depreciation)	(2,581,880)	(2,649,979)

Net increase (decrease) in net assets resulting from operations	(768,212)	(611,918)

Distributions to shareholders from net investment income	(1,942,538)	(2,124,646)

Share transactions
Proceeds from sales of shares	29,178,813	110,841,073
Cost of shares redeemed	—	(2,490,172)

Net increase (decrease) in net assets resulting from share transactions	29,178,813	108,350,901

Total increase (decrease) in net assets	26,468,063	105,614,337

Net Assets
Beginning of period	105,614,337	—

End of period	$132,082,400	$105,614,337

Distributions in excess of net investment income included in net assets at end of period	$(103,649)	$(1,792)

Other Information
Shares
Sold	600,000	2,202,000
Redeemed	—	(50,000)

Net increase (decrease)	600,000	2,152,000

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Corporate Bond ETF
	Six months ended February 29, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	0.838	1.342
Net realized and unrealized gain (loss)	(1.295)	(1.448)

Total from investment operations	(0.457)	(0.106)

Distributions from net investment income	(0.845)	(1.364)
Distributions from net realized gain	(0.188)	—

Total distributions	(1.033)	(1.364)

Net asset value, end of period	$47.10	$48.59

Total ReturnC	(0.95)%	(0.26)%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%
Expenses net of all reductions	.45%	.45%
Net investment income (loss)	3.51%	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$25,904	$29,152
Portfolio turnover rateG,H,I	6%	28%

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Financial Highlights
	Fidelity Limited Term Bond ETF
	Six months ended February 29, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	0.321	0.623
Net realized and unrealized gain (loss)	0.128	(0.012	)C

Total from investment operations	0.449	0.611

Distributions from net investment income	(0.299)	(0.771)

Total distributions	(0.299)	(0.771)

Net asset value, end of period	$50.05	$49.90

Total ReturnD	0.90%	1.22%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%
Expenses net of all reductions	.45%	.45%
Net investment income (loss)	1.29%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$307,806	$47,408
Portfolio turnover rateH,I,J	170%	312%

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Total Bond ETF
	Six months ended February 29, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$49.08	$50.00

Income from Investment Operations
Net investment income (loss)B	0.742	1.403
Net realized and unrealized gain (loss)	(1.053)	(0.975)

Total from investment operations	(0.311)	0.428

Distributions from net investment income	(0.769)	(1.348)

Total distributions	(0.769)	(1.348)

Net asset value, end of period	$48.00	$49.08

Total ReturnC	(0.63)%	0.83%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%
Expenses net of all reductions	.45%	.45%
Net investment income (loss)	3.09%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$132,082	$105,614
Portfolio turnover rateG,H,I	84%	276%

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Each Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

37	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2016, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Funds incurred a corporate tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statements of Operations. As of February 29, 2016 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, capital loss carryforwards, losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$27,525,149	$175,177	$(1,883,109)	$(1,707,932)
Fidelity Limited Term Bond ETF	311,242,962	819,524	(963,941)	(144,417)
Fidelity Total Bond ETF	139,088,362	1,174,867	(6,408,163)	(5,233,296)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report	38

3. Significant Accounting Policies – continued

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Total Bond ETF	$(35,093)	$—	$(35,093)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$1,111,004	$4,299,834
Fidelity Limited Term Bond ETF	197,405,853	3,935,671
Fidelity Total Bond ETF	11,412,024	7,613,528

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	—	—
Fidelity Total Bond ETF	—	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .45% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

39	Semiannual Report

Notes to Financial Statements – continued

5. Fees and Other Transactions with Affiliates – continued

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$18
Fidelity Limited Term Bond ETF	65
Fidelity Total Bond ETF	74

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$3
Fidelity Limited Term Bond ETF	14
Fidelity Total Bond ETF	4

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report	40

Report of Independent Registered Public Accounting Firm

To the Trustees of the Fidelity Merrimack Street Trust and the Shareholders of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the “Funds”) at February 29, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, MA

April 22, 2016

41	Semiannual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	163,192,077.17	97.820
Withheld	3,638,249.45	2.180
TOTAL	166,830,326.62	100.000

John Engler
Affirmative	162,861,021.61	97.621
Withheld	3,969,305.01	2.379
TOTAL	166,830,326.62	100.000

Albert R. Gamper, Jr.
Affirmative	162,626,575.44	97.481
Withheld	4,203,751.18	2.519
TOTAL	166,830,326.62	100.000

Robert F. Gartland
Affirmative	162,748,975.23	97.554
Withheld	4,081,351.39	2.446
TOTAL	166,830,326.62	100.000

Abigail P. Johnson
Affirmative	162,998,927.15	97.704
Withheld	3,831,399.47	2.296
TOTAL	166,830,326.62	100.000

Arthur E. Johnson
Affirmative	162,850,329.98	97.615
Withheld	3,979,996.64	2.385
TOTAL	166,830,326.62	100.000

Michael E. Kenneally
Affirmative	162,622,559.78	97.478
Withheld	4,207,766.84	2.522
TOTAL	166,830,326.62	100.000

James H. Keyes
Affirmative	162,344,236.84	97.311
Withheld	4,486,089.78	2.689
TOTAL	166,830,326.62	100.000

Marie L. Knowles
Affirmative	162,740,374.15	97.549
Withheld	4,089,952.47	2.451
TOTAL	166,830,326.62	100.000

Geoffrey A. von Kuhn
Affirmative	162,677,915.63	97.511
Withheld	4,152,410.99	2.489
TOTAL	166,830,326.62	100.000

Proposal 1 reflects trust wide proposal and voting results.

Semiannual Report	42

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, Fair Valuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FIMM, the sub-advisers (together with FIMM, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

43	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity’s target date product line to increase investors’ probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity’s money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund’s operations shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report	44

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

45	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Total Bond ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FIMM under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expense ratio ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

Semiannual Report	46

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity’s voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity’s money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds’ fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

47	Semiannual Report

Investment Adviser

Fidelity Investments Money Management, Inc.

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

FIXETF-SANN-0416 755373.1.0 1.9864853.101	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 25, 2016